Income Taxes - Schedule of Pro Forma Income from Continuing Operations and Pro Forma Earnings Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income from continuing operations before taxes	$ 127,964	$ (237,454)	$ 99,629
(Provision) benefit for income taxes assuming computation on a separate return basis	(49,553)	86,161	(38,910)
Pro forma income (loss) from continuing operations	$ 78,411	$ (151,293)	$ 60,719
Pro forma earnings per share - basic	$ 0.54	$ (1.17)	$ 0.47
Pro forma earnings per share - diluted	$ 0.54	$ (1.17)	$ 0.47